Embedded Derivative Asset and Silver Stream - Additional Information (Details)		1 Months Ended		12 Months Ended
	Oct. 02, 2008 USD ($)	Mar. 29, 2017 USD ($) t $ / oz shares	Mar. 29, 2017 CAD ($) shares	Dec. 31, 2019 $ / oz
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Life of Mine Silver	25.00%	25.00%
Proceeds From Up-front Deposit Payments	$ 50,000,000
Proceeds From Further Up-front Deposit Payments	$ 3.90
Silver Purchase Agreement, initial Term	40 years
Number Of Shares Issued as a consideration to wheaton | shares		3,000,000	3,000,000
Value Of Shares Issued as a consideration to wheaton		$ 4,934,948	$ 6,600,000
Up front deposit amount		50,000,000
Percentage Of Interest Representing Future Production				25.00%
Production payment per ounce | $ / oz				3.90
Repayment Of Original Deposit		$ 50,000,000
Events Occurred After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Mine and mill Completion per day | t		400
Reduction of mill throughput per day | t		322
Obligation to pay capacity related refund		$ 8,788,000
Bottom of range [member] | Events Occurred After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Actual monthly production payment,upper ceiling grade		600 g/t	600 g/t
Price of silver | $ / oz		13
Top of range [member] | Events Occurred After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Actual monthly production payment,upper ceiling grade		1,400 grams per tonne (“g/t”)	1,400 grams per tonne (“g/t”)
Price of silver | $ / oz		25